Notes to the consolidated statements of income - Selling, general and administrative expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, general and administrative expenses
FCPA related charge	€ 75,000,000	€ 200,000,000
gain on divestment in Care Coordination	809,003,000
Transation proceeds on sale in Care Coordination	1,662,100,000
General and administrative expense
Selling, general and administrative expenses
FCPA related charge	77,200,000	200,000,000
Net gain (loss) from sale of fixed assets	6,041,000	31,959,000	€ 11,074,000
Net gain from sale of investments	7,938,000	€ 44,368,000	€ 2,912,000
Gain from decreased compensation expense	€ 70,153,000